November 20, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549



Re:      CDC Nvest Funds Trust I (the "Trust")

         (FILE NOS.:  02-98326 AND 811-4323)

Dear Sir or Madam:



         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectuses and Statement of Additional Information for the CDC Nvest Star Growth Fund and the supplements to CDC Nvest Large Cap Growth Fund of the Trust do not differ from that contained in the most recent Post-Effective Amendment that was filed electronically on November 19, 2001.


         If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2817.


                                            Very truly yours,

                                            /s/ Amy F. Puffer

                                            Amy F. Puffer
                                            Assistant Vice President